ABERDEEN FUNDS

Aberdeen Focused U.S. Equity Fund (formerly, Aberdeen Equity Long-Short Fund)

Aberdeen U.S. Small Cap Equity Fund

Aberdeen China Opportunities Fund

Aberdeen International Equity Fund

Aberdeen Global Equity Fund

Aberdeen Diversified Income Fund

Aberdeen Dynamic Allocation Fund

Aberdeen Diversified Alternatives Fund

Aberdeen Asia Bond Fund

Aberdeen Asia-Pacific (ex-Japan) Equity Fund

Aberdeen Emerging Markets Fund

Aberdeen Emerging Markets Debt Fund

Aberdeen Global Unconstrained Fixed Income Fund

Aberdeen International Small Cap Fund

Aberdeen Tax-Free Income Fund

Aberdeen U.S. Multi-Cap Equity Fund

Aberdeen Japanese Equities Fund

Aberdeen U.S. Mid Cap Equity Fund

(each a “Fund” and collectively the “Funds”)

Supplement dated September 28, 2018 to each Fund’s Statutory Prospectus dated February 28, 2018, as supplemented to date (the “Prospectus”)

Effective October 1, 2018, all references in the Prospectus to the following Aberdeen Funds mailing addresses are deleted and replaced as noted below:

Current Address	New Address
P.O. Box 55930, Boston, MA 02205-5930	P.O. Box 219534, Kansas City MO 64121-9534

30 Dan Road, Canton, MA 02021	430 W. 7th Street, Ste. 219534, Kansas City, MO 64105-1407

Please retain this Supplement for future reference.

ABERDEEN FUNDS

Aberdeen Focused U.S. Equity Fund (formerly, Aberdeen Equity Long-Short Fund)

Aberdeen U.S. Small Cap Equity Fund

Aberdeen China Opportunities Fund

Aberdeen International Equity Fund

Aberdeen Global Equity Fund

Aberdeen Diversified Income Fund

Aberdeen Dynamic Allocation Fund

Aberdeen Diversified Alternatives Fund

Aberdeen Asia Bond Fund

Aberdeen Asia-Pacific (ex-Japan) Equity Fund

Aberdeen Emerging Markets Fund

Aberdeen Emerging Markets Debt Fund

Aberdeen Global Unconstrained Fixed Income Fund

Aberdeen International Small Cap Fund

Aberdeen Tax-Free Income Fund

Aberdeen U.S. Multi-Cap Equity Fund

Aberdeen Japanese Equities Fund

Aberdeen U.S. Mid Cap Equity Fund

(each a “Fund” and collectively the “Funds”)

Supplement dated September 28, 2018 to each Fund’s Statement of Additional Information dated February 28, 2018, as supplemented to date (the “SAI”)

Effective October 1, 2018, all references in the SAI to the following Aberdeen Funds mailing addresses are deleted and replaced as noted below:

Current Address	New Address
P.O. Box 55930, Boston, MA 02205-5930	P.O. Box 219534, Kansas City MO 64121-9534

30 Dan Road, Canton, MA 02021	430 W. 7th Street, Ste. 219534, Kansas City, MO 64105-1407

Please retain this Supplement for future reference.